Semiannual Report
For the period ended April 30, 2003

TH Lee
Putnam
Capital

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

TH Lee, Putnam Emerging Opportunities Portfolio



About the fund and TH Lee, Putnam Capital

TH Lee, Putnam Emerging Opportunities Portfolio is a closed-end interval fund sponsored by TH Lee, Putnam Capital. This innovative fund pursues aggressive growth by combining investments in publicly traded stocks and privately held companies in a closed-end format. With this special structure, the fund can tap into companies with the best growth potential while maintaining diversification across public and private markets that few funds can match.

TH Lee, Putnam Capital L.L.C. is a joint venture of Putnam Investments and Thomas H. Lee Partners L.P. ("TH Lee"). This venture was founded in 1999 to offer alternative investment products to individual investors who have historically lacked access to the private-equity marketplace. Thomas H. Lee Partners L.P., founded in 1974, is one of the oldest and most successful private-equity investment firms in the United States. The firm's investment strategy targets growth companies with competitive advantages in expanding or consolidating industries. Putnam Investments ("Putnam"), founded in 1937, is one of the world's largest mutual fund companies and a leader in investment research and portfolio management through disciplined teamwork.

TH Lee, Putnam Emerging Opportunities Portfolio is managed by Roland W. Gillis, CFA, and Michael J. Mufson, CFA, who both are Managing Directors in Putnam's Specialty Growth Team and together have 35 years of investment experience, and by Frederick Wynn, a Senior Vice President on the team. The Specialty Growth Team consists of eight portfolio managers and eight analysts and focuses its research on small- and mid-capitalization growth stocks. The team has been managing investments in the venture capital market since 2000 and in the initial public offering market since 1986.

The fund's management structure also includes an Investment Committee, consisting of senior Putnam and TH Lee investment professionals. The Investment Committee also consults with the management team and gives final approval to the structure of all private-equity deals.



Report from Fund Management

Roland Gillis, Portfolio Manager
Michael Mufson, Portfolio Manager
Frederick Wynn, Portfolio Manager

Performance commentary

The fund had positive results at net asset value during the semiannual period ended April 30, 2003, as conditions for growth stocks generally improved, but it underperformed its benchmark, the Russell 2500 Growth Index, for a few reasons. The fund had overweight exposure to consumer cyclicals, one of the weaker sectors in the benchmark, and it favored mid-cap stocks, which underperformed small caps. And while growth stocks experienced better results in the period, the portfolio's emphasis on aggressive growth stocks was a slight disadvantage because the market favored stocks with more modest earnings growth rates and price multiples at a time when risks such as the Iraq crisis and the weak global economy became paramount concerns. Risk concerns also caused a delay in initial public offerings, which had a negative impact on the private-equity market and the fund's private-equity holdings. We think the rally among aggressive growth stocks during the last several weeks of the period was a better indication of the strength of these companies. We have confidence that the companies represented in the fund are positioned well in their industries to achieve strong earnings growth.

RETURN FOR PERIODS ENDED APRIL 30, 2003
------------------------------------------------------------------------
TH Lee, Putnam Emerging                                    Russell 2500
Opportunities Portfolio          NAV         POP           Growth Index
------------------------------------------------------------------------
6 months                        3.12%       -1.52%             7.76%
------------------------------------------------------------------------
1 year                        -16.91       -20.67            -20.47
------------------------------------------------------------------------
Life of fund
(since inception 7/30/01)     -18.22       -21.92            -26.42
------------------------------------------------------------------------
Annual average                -10.81       -13.13            -16.02
------------------------------------------------------------------------

RETURN FOR PERIODS ENDED March 31, 2003 (most recent quarter)
------------------------------------------------------------------------
TH Lee, Putnam Emerging                                    Russell 2500
Opportunities Portfolio          NAV          POP          Growth Index
------------------------------------------------------------------------
6 months                        1.92%       -2.64%             4.81%
------------------------------------------------------------------------
1 year                        -25.01       -28.37            -29.28
------------------------------------------------------------------------
Life of fund
(since inception 7/30/01)     -24.30       -27.72            -32.33
------------------------------------------------------------------------
Annual average                -15.29       -17.60            -20.79
------------------------------------------------------------------------

Past performance does not indicate future results. Performance assumes reinvestment of distributions and does not account for taxes. More recent returns may be less or more than those shown. Investment returns will fluctuate and you may have a gain or a loss when you sell your shares. Returns at public offering price (POP) reflect the highest applicable sales charge of 4.50%. Sales charges differ with the original purchase amount. See a prospectus for details. The Russell 2500 Growth Index is an unmanaged index of those companies in the Russell 2500 chosen for their growth orientation. Indexes are not available for direct investment. For the period this fund limited expenses, without which returns would have been lower.



Market overview

As in previous periods, volatility was one of the key themes of the past six months. When the period began in November, stocks were advancing robustly from the sell-off that had taken place last summer. However, this advance came to a halt near the turn of the calendar year, as the market recognized what Federal Reserve Board Chairman Alan Greenspan described as a "soft spot" in the economic recovery. Also, the increasing tensions with Iraq and North Korea raised a number of geopolitical risks and uncertainties. Stocks retreated steadily between January and March, until the United States resolved some of the uncertainty by deciding for war against Iraq and completing the operation quickly. This cleared the way for a strong stock market rally in the final weeks of the period. In the private-equity market, conditions remained weak throughout the period. The market was bottlenecked, as very few companies went public.

Growth stocks held their own during the period, though aggressive growth stocks were not in the forefront. Facing many major risks, the market still showed a concern for valuations. However, there was also a recognition that earnings were recovering, albeit fitfully. Growth companies, in particular, have cut costs and reduced debt burdens. For the period as a whole, some of the top-performing stocks were in the previously beaten-down technology and biotechnology sectors. At the same time, it appeared that the consumer sector was finally running out of steam as rising unemployment and high debt levels choked off spending. This factor hurt consumer-cyclical stocks.

Strategy overview

We maintained the strategy that has generally characterized the fund in its history of nearly two years. Our public-equity portfolio was broadly diversified across different industry sectors and emphasized stocks with what we consider to be strong long-term growth potential and leadership positions in their industries. We placed more emphasis on our fundamental analysis and stock selection than on sector positioning because the volatility of the market environment of the past six months made sector bets a more risky approach. That said, we did increase the fund's exposure to the technology sector, bringing it up to a modest overweight. We found attractive opportunities in semiconductor stocks and software companies that had been deeply out of favor but that we still considered to have strong long-term potential.

ASSET ALLOCATION AS OF 4/30/03

ASSET CLASS                PERCENT OF FUND
-------------------------------------------
* Public equities              78.8%
-------------------------------------------
* Private equities             19.5
-------------------------------------------
* Short-term investments        1.7
-------------------------------------------

Weightings are shown as a percentage of investments. Holdings will vary over time.

On the private-equity side, we maintained close contact with the management of the three companies the fund already owns while continuing our research efforts as part of the process of identifying new companies to invest in. It appeared that the IPO window was opening during the market recovery in the last few months of 2002, but it quickly shut again. As we have noted in previous reports, the effect of this condition is that private companies become more mature and seasoned before entering the IPO phase. As investors, this gives us a wider range of higher-quality companies to choose from. Our strategy was to remain patient and diligent in our research process to identify the best companies and negotiate the best investment terms for the fund. The result for the fund's asset allocation was that a majority of assets remained invested in publicly traded stocks.

How fund holdings affected performance

Although the market was quite volatile throughout the period, for the six months as a whole, most sectors posted gains. The top-performing areas were in telecommunications, technology, and business services. The sectors with weaker results were media, consumer cyclicals, health care, and capital goods, a small sector in the benchmark.

Several of the fund's top-performing holdings were clustered in the technology sector. Documentum and Manhattan Associates are two software companies that had strong results in the period. Although demand for software has not yet experienced a strong improvement, the market recognized that leading companies had very attractive valuations given their long-term growth expectations. Concord Communications, which makes enterprise software, also contributed gains. Marvell Technologies, an electronics company that makes semiconductors, and Varian Semiconductor Equipment, which had been sold from the portfolio by the close of the period, also benefited from better conditions in the technology sector. We should note that private-equity holding CommVault Systems did not have an increase in valuation because of negative conditions in the private-equity market. However, CommVault performed well fundamentally, expanding sales because its network architecture solutions help companies cut costs.

Consumer staples also performed well, especially those in the education industry. With the economy still weak, many companies and individual workers are focusing on improving their skills for the next upturn. The portfolio enjoyed strong performance from Career Education Corp. and Education Management Corp. However, Capella Education, the fund's private-equity holding in the same industry, had less of an increase in valuation, although it posted strong operating results. Capella also attracted new private investors who we think will add marketing expertise to round out the company's many business strengths. In a separate industry of the consumer staples sector, CBRL Group, which owns Cracker Barrel Stores and Old Country Buffet Restaurants, also performed well.

TOP SECTOR WEIGHTINGS AS OF 4/30/03
-------------------------------------------
Technology                            30.3%
-------------------------------------------
Health care                           22.9
-------------------------------------------
Consumer staples                      16.0
-------------------------------------------
Consumer cyclicals                    14.7
-------------------------------------------
Capital goods                          5.0
-------------------------------------------

Weightings are shown as a percentage of net assets.
Holdings will vary over time.



TOP 10 HOLDINGS                  INDUSTRY
-------------------------------------------------------------------
CommVault Systems                Computers
-------------------------------------------------------------------
Capella Education Co., Inc.      Schools
-------------------------------------------------------------------
Refractec                        Medical technology
-------------------------------------------------------------------
Thoratec Corp.                   Medical technology
-------------------------------------------------------------------
FLIR Systems, Inc.               Machinery
-------------------------------------------------------------------
Westwood One, Inc.               Broadcasting
-------------------------------------------------------------------
Career Education Corp.           Schools
-------------------------------------------------------------------
CSK Auto Corp.                   Automotive
-------------------------------------------------------------------
Strayer Education, Inc.          Commercial and consumer services
-------------------------------------------------------------------
Waste Connections, Inc.          Waste management
-------------------------------------------------------------------

These holdings represent 28.9% of the fund's net assets as of 4/30/03. Portfolio holdings will vary over time.

In the health-care sector, LifePoint Hospitals declined during the period and we sold the position. LifePoint operates hospitals in many rural areas around the country and indicated that a mild influenza season had been a factor in its results. The fund enjoyed stronger but volatile results from medical device companies, including Zoll Medical, a company that designs cardiac defibrillators. VistaCare Inc., a hospice company that was one of the few companies to go public in the period, also contributed gains and we sold the position when it reached our price expectations.

As mentioned in a previous section, our holdings in the consumer cyclicals sector struggled as the economy weakened. For example, media and broadcasting stocks had difficulty as advertising remained weak. Radio broadcaster Westwood One declined in the period. Fortunately, the fund had better performance from Cumulus Media, a company specializing in acquiring radio stations in midsize cities. Continued expansion and earnings growth in the period helped Cumulus resist the industry's decline.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The outlook for your fund

There were enough signs of improvement in the economy and in growth sectors during the fund's semiannual period to give us a more positive outlook for coming months and quarters. Many aggressive growth companies have gotten their costs under control and are once again meeting or beating their earnings expectations. Companies that disappointed investor expectations are still being punished by the market, which continues to keep valuations reasonable for growth stocks in general. Also, it appears that investors have adjusted to volatile conditions. While many investors still exhibit pessimism about corporate governance, there is a better understanding of the limited scope of the problem and progress toward solutions. Investors have also become more accustomed to the fact that the economy is growing below its potential, but not falling off a cliff. As an indication, the most recent downturn in stock prices, between January and March, had fewer sharp one-day drops than during the sell-offs of 2002. In addition, major geopolitical risks involving Iraq and North Korea appear to be less menacing than earlier in the year.

Of course, it will take some time for the economy to reach its full potential. Until it does, businesses will face extra pressure on their profit margins, and the market will be vulnerable to declines. However, we take confidence in the fundamental performance of growth companies. In both the public- and private-equity markets, many companies have excellent business models and quality management. We think they can meet their goals in weak economic conditions and when a stronger expansion takes place.

The views expressed here are exclusively those of TH Lee, Putnam Capital LLC. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/03, there is no guarantee the Fund will continue to hold these securities in the future.

Shares of the Fund are offered only to investors who have a net worth of more than $1,500,000 or who otherwise meet the requirements for a "qualified client."

An investment in the Fund involves a considerable amount of risk and should be considered speculative. Because it is possible that you may lose some or all of your investment, you should not invest in the Fund unless you can afford a total loss of investment. An investment in the Fund involves a high degree of risk which includes the following specific types of risk: the risks associated with venture-capital companies and venture-capital funds; investing in securities that are illiquid and subject to substantial transfer restrictions; the risks of investing in smaller companies; the Fund's ability to focus holdings in a small number of industry sectors that may be relatively new or emerging industries; the risk of investing in a fund that will pay incentive fee; investing in a fund, many of whose assets will be priced in the absence of a readily available market and may be priced based on estimates of fair value, which may prove inaccurate; and the risk involved in the Fund Manager's limited experience in venture-capital investing.




The fund's portfolio

April 30, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
Common Stocks (79.4%)(a)
NUMBER OF SHARES                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
-----------------------------------------------------------------------------------------------------------------
   21,100   MTC Technologies, Inc. (NON)                                                                 $358,700

Airlines (0.7%)
-----------------------------------------------------------------------------------------------------------------
   16,400   JetBlue Airways Corp. (NON)                                                                   515,452

Automotive (2.8%)
-----------------------------------------------------------------------------------------------------------------
   13,200   CLARCOR, Inc.                                                                                 493,812
   86,400   CSK Auto Corp. (NON)                                                                          885,600
   20,900   Gentex Corp. (NON)                                                                            631,180
                                                                                                    -------------
                                                                                                        2,010,592
Banking (1.2%)
-----------------------------------------------------------------------------------------------------------------
    8,200   New York Community Bancorp, Inc.                                                              284,704
   14,000   TCF Financial Corp.                                                                           554,400
                                                                                                    -------------
                                                                                                          839,104
Biotechnology (3.6%)
-----------------------------------------------------------------------------------------------------------------
   32,903   Amylin Pharmaceuticals, Inc. (NON)                                                            630,092
   48,400   BioMarin Pharmaceuticals, Inc. (NON)                                                          531,432
   19,300   Celgene Corp. (NON)                                                                           513,573
   23,000   Connetics Corp. (NON)                                                                         388,470
   14,800   InterMune, Inc. (NON)                                                                         300,884
    5,000   Trimeris, Inc. (NON)                                                                          221,950
                                                                                                    -------------
                                                                                                        2,586,401
Broadcasting (2.1%)
-----------------------------------------------------------------------------------------------------------------
   31,100   Cumulus Media, Inc. Class A (NON)                                                             536,164
   28,600   Westwood One, Inc. (NON)                                                                      998,140
                                                                                                    -------------
                                                                                                        1,534,304
Commercial and Consumer Services (1.2%)
-----------------------------------------------------------------------------------------------------------------
   13,000   Strayer Education, Inc.                                                                       845,520

Communications Equipment (1.5%)
-----------------------------------------------------------------------------------------------------------------
   43,300   CIENA Corp. (NON)                                                                             210,871
   48,300   Juniper Networks, Inc. (NON)                                                                  493,626
   39,200   Polycom, Inc. (NON)                                                                           384,944
                                                                                                    -------------
                                                                                                        1,089,441
Computers (3.5%)
-----------------------------------------------------------------------------------------------------------------
   27,200   Intergraph Corp. (NON)                                                                        554,880
   50,200   Magma Design Automation, Inc. (NON)                                                           753,000
   38,200   McDATA Corp. Class A (NON)                                                                    404,156
   30,100   Network Appliance, Inc. (NON)                                                                 399,728
   56,200   Synaptics, Inc. (NON)                                                                         430,492
                                                                                                    -------------
                                                                                                        2,542,256
Consumer Goods (0.4%)
-----------------------------------------------------------------------------------------------------------------
   12,500   Yankee Candle Co., Inc. (The) (NON)                                                           273,875

Consumer Services (0.6%)
-----------------------------------------------------------------------------------------------------------------
   17,200   SRA Intl., Inc. Class A (NON)                                                                 406,780

Distribution (0.6%)
-----------------------------------------------------------------------------------------------------------------
   12,500   Performance Food Group Co. (NON)                                                              438,500

Electronics (5.7%)
-----------------------------------------------------------------------------------------------------------------
   68,100   Brooks Automation, Inc. (NON)                                                                 576,807
    4,800   Cypress Semiconductor Corp. (NON)                                                              41,856
   24,700   Exar Corp. (NON)                                                                              364,325
   30,100   Integrated Device Technology, Inc. (NON)                                                      310,933
   34,500   Intersil Corp. Class A (NON)                                                                  638,250
   23,000   Marvell Technology Group, Ltd. (Bermuda) (NON)                                                530,817
   40,000   Monolithic System Technology, Inc. (NON)                                                      240,000
   17,900   Omnivision Technologies, Inc. (NON)                                                           434,612
   13,296   QLogic Corp. (NON)                                                                            584,891
   69,900   Skyworks Solutions, Inc. (NON)                                                                373,965
                                                                                                    -------------
                                                                                                        4,096,456
Energy (2.5%)
-----------------------------------------------------------------------------------------------------------------
    4,900   Cooper Cameron Corp. (NON)                                                                    234,514
   11,400   ENSCO International, Inc.                                                                     289,560
  119,500   Grey Wolf, Inc. (NON)                                                                         483,975
   13,900   Patterson-UTI Energy, Inc. (NON)                                                              459,951
   11,400   Tidewater, Inc.                                                                               306,660
                                                                                                    -------------
                                                                                                        1,774,660
Engineering & Construction (0.6%)
-----------------------------------------------------------------------------------------------------------------
   10,500   Jacobs Engineering Group, Inc. (NON)                                                          432,075

Gaming & Lottery (0.4%)
-----------------------------------------------------------------------------------------------------------------
   13,500   Station Casinos, Inc. (NON)                                                                   291,735

Health Care Services (6.6%)
-----------------------------------------------------------------------------------------------------------------
   18,700   AMERIGROUP Corp. (NON)                                                                        544,544
   11,400   AmSurg Corp. (NON)                                                                            296,058
   12,100   Centene Corp. (NON)                                                                           387,624
    9,700   Coventry Health Care, Inc. (NON)                                                              395,954
    7,500   Henry Schein, Inc. (NON)                                                                      323,625
   12,900   Mid Atlantic Medical Services, Inc. (NON)                                                     561,795
   22,050   Odyssey Healthcare, Inc. (NON)                                                                569,772
    6,200   Pediatrix Medical Group, Inc. (NON)                                                           197,594
   23,000   Steris Corp. (NON)                                                                            522,100
   32,500   VCA Antech, Inc. (NON)                                                                        545,643
   40,700   WebMD Corp. (NON)                                                                             392,348
                                                                                                    -------------
                                                                                                        4,737,057
Insurance (0.5%)
-----------------------------------------------------------------------------------------------------------------
   12,300   Willis Group Holdings, Ltd. (Bermuda)                                                         383,637

Investment Banking/Brokerage (0.6%)
-----------------------------------------------------------------------------------------------------------------
   13,900   T Rowe Price Group, Inc.                                                                      424,228

Leisure (0.5%)
-----------------------------------------------------------------------------------------------------------------
   13,700   Multimedia Games, Inc. (NON)                                                                  345,103

Machinery (1.5%)
-----------------------------------------------------------------------------------------------------------------
   20,200   FLIR Systems, Inc. (NON)                                                                    1,052,030

Manufacturing (0.4%)
-----------------------------------------------------------------------------------------------------------------
    9,000   IDEX Corp.                                                                                    286,650

Medical Technology (5.6%)
-----------------------------------------------------------------------------------------------------------------
   13,000   American Medical Systems Holdings, Inc. (NON)                                                 206,310
    8,800   Cooper Companies, Inc.                                                                        245,520
   21,100   Cyberonics, Inc. (NON)                                                                        481,713
   15,500   Merit Medical Systems, Inc. (NON)                                                             303,645
    7,300   ResMed, Inc. (NON)                                                                            267,764
   14,000   Respironics, Inc. (NON)                                                                       537,880
   78,300   Thoratec Corp. (NON)                                                                        1,076,625
    9,500   Varian Medical Systems, Inc. (NON)                                                            511,670
   12,700   Zoll Medical Corp. (NON)                                                                      410,210
                                                                                                    -------------
                                                                                                        4,041,337
Oil & Gas (1.0%)
-----------------------------------------------------------------------------------------------------------------
   10,100   Noble Corp. (NON)                                                                             312,595
   19,800   XTO Energy, Inc.                                                                              386,100
                                                                                                    -------------
                                                                                                          698,695
Pharmaceuticals (2.9%)
-----------------------------------------------------------------------------------------------------------------
    5,400   Barr Laboratories, Inc. (NON)                                                                 300,240
   11,300   Cephalon, Inc. (NON)                                                                          461,492
   30,000   Medicines Co. (NON)                                                                           616,500
    9,100   Mylan Laboratories, Inc.                                                                      257,257
   10,900   United Therapeutics Corp. (NON)                                                               195,644
    9,400   Watson Pharmaceuticals, Inc. (NON)                                                            273,258
                                                                                                    -------------
                                                                                                        2,104,391
Restaurants (3.1%)
-----------------------------------------------------------------------------------------------------------------
   22,950   Applebee's International, Inc.                                                                628,830
   13,500   Brinker International, Inc. (NON)                                                             428,625
   20,100   CBRL Group, Inc.                                                                              640,788
    5,200   Outback Steakhouse, Inc.                                                                      185,848
    7,800   P.F. Chang's China Bistro, Inc. (NON)                                                         326,820
                                                                                                    -------------
                                                                                                        2,210,911
Retail (8.2%)
-----------------------------------------------------------------------------------------------------------------
   11,033   99 Cents Only Stores (NON)                                                                    325,032
   30,500   A.C. Moore Arts & Crafts, Inc. (NON)                                                          525,515
   13,500   Advance Auto Parts, Inc. (NON)                                                                671,490
   14,700   Chico's FAS, Inc. (NON)                                                                       357,798
   13,100   Family Dollar Stores, Inc.                                                                    447,889
    6,800   Linens 'N Things, Inc. (NON)                                                                  144,092
   19,700   Michaels Stores, Inc. (NON)                                                                   615,428
    9,000   Movie Gallery, Inc. (NON)                                                                     166,419
   26,600   PETsMART, Inc. (NON)                                                                          402,458
   13,300   Ross Stores, Inc. (NON)                                                                       504,070
   18,700   Sonic Automotive, Inc. (NON)                                                                  322,575
   15,300   Tractor Supply Co. (NON)                                                                      647,955
   34,200   Wild Oats Markets, Inc. (NON)                                                                 370,044
   14,200   Williams-Sonoma, Inc. (NON)                                                                   367,496
                                                                                                    -------------
                                                                                                        5,868,261
Schools (3.3%)
-----------------------------------------------------------------------------------------------------------------
   12,550   Apollo Group, Inc. Class A (NON)                                                              680,197
   16,100   Career Education Corp. (NON)                                                                  968,093
   15,000   Education Management Corp. (NON)                                                              732,300
                                                                                                    -------------
                                                                                                        2,380,590
Semiconductor (2.5%)
-----------------------------------------------------------------------------------------------------------------
   10,000   Cymer, Inc. (NON)                                                                             285,500
   36,300   LAM Research Corp. (NON)                                                                      527,439
   40,200   LTX Corp. (NON)                                                                               271,350
   24,600   Novellus Systems, Inc. (NON)                                                                  689,784
                                                                                                    -------------
                                                                                                        1,774,073
Shipping (2.2%)
-----------------------------------------------------------------------------------------------------------------
   27,191   Heartland Express, Inc. (NON)                                                                 625,393
   22,200   Knight Transportation, Inc. (NON)                                                             535,020
    7,200   Landstar Systems, Inc. (NON)                                                                  447,336
                                                                                                    -------------
                                                                                                        1,607,749
Software (7.6%)
-----------------------------------------------------------------------------------------------------------------
   22,400   Cognos, Inc. (Canada) (NON)                                                                   607,936
   43,500   Concord Communications, Inc. (NON)                                                            549,405
   33,400   Documentum, Inc. (NON)                                                                        614,226
   23,200   Internet Security Systems, Inc. (NON)                                                         304,384
   17,300   Macromedia, Inc. (NON)                                                                        218,153
   23,800   Manhattan Associates, Inc. (NON)                                                              575,722
   64,600   Matrixone, Inc. (NON)                                                                         226,100
   13,200   Mercury Interactive Corp. (NON)                                                               448,008
   50,000   Micromuse, Inc. (NON)                                                                         327,050
    9,900   Network Associates, Inc. (NON)                                                                113,157
   44,200   Pinnacle Systems, Inc. (NON)                                                                  417,690
   59,300   RSA Security, Inc. (NON)                                                                      568,687
   44,800   webMethods, Inc. (NON)                                                                        450,688
                                                                                                    -------------
                                                                                                        5,421,206
Technology Services (1.5%)
-----------------------------------------------------------------------------------------------------------------
    8,600   Fair, Isaac and Co., Inc.                                                                     447,888
   94,840   Wireless Facilities, Inc. (NON)                                                               660,086
                                                                                                    -------------
                                                                                                        1,107,974
Telecommunications (1.5%)
-----------------------------------------------------------------------------------------------------------------
   95,100   American Tower Corp. Class A (NON)                                                            631,464
   41,300   Citizens Communications Co. (NON)                                                             451,409
                                                                                                    -------------
                                                                                                        1,082,873
Waste Management (2.0%)
-----------------------------------------------------------------------------------------------------------------
   33,700   Casella Waste Systems, Inc. Class A (NON)                                                     287,124
    8,700   Stericycle, Inc. (NON)                                                                        341,823
   24,000   Waste Connections, Inc. (NON)                                                                 807,360
                                                                                                    -------------
                                                                                                        1,436,307
                                                                                                    -------------
            Total Common Stocks (cost $54,226,910)                                                    $56,998,923

Convertible Preferred Stocks (19.6%)(a)

NUMBER OF SHARES                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
  449,640   Capella Education Co., Inc. class F, zero % cv. pfd.
            (acquired 2/14/02, cost $5,009,274) (Private) (STP)                                        $5,395,677
1,916,321   CommVault Systems zero % cv. pfd. (acquired 1/30/02,
            cost $6,011,031) (Private) (STP)                                                            5,691,473
  500,000   Refractec Ser. D, zero % cv. pfd. (acquired 8/16/02,
            cost $3,000,000) (Private) (STP) (AFF)                                                      3,000,000
                                                                                                    -------------
            Total Convertible Preferred Stocks  (cost $14,020,306)                                    $14,087,150
-----------------------------------------------------------------------------------------------------------------
Short-Term Investments (1.7%) (a) (cost $1,219,000)
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
$1,219,000  Interest in joint repurchase agreement dated April 30, 2003, with Goldman Sachs & Co. due May 1, 2003 with respect  to
            various U.S. Government obligations -- maturity value  of
            $1,219,045 for an effective yield of 1.33%                                                 $1,219,000
-----------------------------------------------------------------------------------------------------------------
            Total Investments (cost $69,466,216)                                                      $72,305,073
-----------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $71,794,114.

(NON) Non-income-producing security.

(STP) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2003 was $14,087,150 or 19.6% of net assets.

(AFF) Affiliated Companies (Note 4).

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities

April 30, 2003 (Unaudited)
-----------------------------------------------------------------------------

Assets
-----------------------------------------------------------------------------
Investments in securities, at value
(identified cost $69,466,216) (Note 1)                            $72,305,073
-----------------------------------------------------------------------------
Cash                                                                      939
-----------------------------------------------------------------------------
Dividends and interest receivable                                       4,349
-----------------------------------------------------------------------------
Receivable for shares of the fund sold                                 67,525
-----------------------------------------------------------------------------
Receivable for securities sold                                      1,179,950
-----------------------------------------------------------------------------
Total assets                                                       73,557,836
-----------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------
Payable for securities purchased                                    1,503,974
-----------------------------------------------------------------------------
Payable for shareholder servicing fees (Note 2)                        14,175
-----------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          148,148
-----------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             15,546
-----------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                          18,750
-----------------------------------------------------------------------------
Payable for administrative services (Note 2)                            5,670
-----------------------------------------------------------------------------
Other accrued expenses                                                 57,459
-----------------------------------------------------------------------------
Total liabilities                                                   1,763,722
-----------------------------------------------------------------------------
Net assets                                                        $71,794,114
-----------------------------------------------------------------------------

Represented by
-----------------------------------------------------------------------------
Paid-in capital (Note 1)                                          $87,577,588
-----------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                             (601,866)
-----------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)             (18,020,465)
-----------------------------------------------------------------------------
Net unrealized appreciation of investments                          2,838,857
-----------------------------------------------------------------------------
Total-- Representing net assets applicable to
common shares outstanding                                        $ 71,794,114
-----------------------------------------------------------------------------

Computation of net asset value
-----------------------------------------------------------------------------
Net asset value and redemption price per common share
($71,794,114 divided by 3,682,210 shares)                              $19.50
-----------------------------------------------------------------------------
Offering price per class common share (100/95.50 of 19.50)*            $20.42
-----------------------------------------------------------------------------

* On single retail sales of less than $500,000. On sales of $500,000 or more and on group sales, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.



Statement of operations

Six months ended April 30, 2003 (Unaudited)
-----------------------------------------------------------------------------

Investment income:
-----------------------------------------------------------------------------
Dividends                                                             $38,477
-----------------------------------------------------------------------------
Interest                                                               15,769
-----------------------------------------------------------------------------
Total investment income                                                54,246
-----------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      430,581
-----------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                         56,257
-----------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                      37,501
-----------------------------------------------------------------------------
Administrative services (Note 2)                                       34,900
-----------------------------------------------------------------------------
Shareholder servicing fees (Note 2)                                    81,032
-----------------------------------------------------------------------------
Other                                                                  53,381
-----------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                        (37,050)
-----------------------------------------------------------------------------
Total expenses                                                        656,602
-----------------------------------------------------------------------------
Expense reduction (Note 2)                                               (490)
-----------------------------------------------------------------------------
Net expenses                                                          656,112
-----------------------------------------------------------------------------
Net investment loss                                                  (601,866)
-----------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                   (4,670,045)
-----------------------------------------------------------------------------
Net unrealized appreciation of investments during the period        7,347,956
-----------------------------------------------------------------------------
Net gain on investments                                             2,677,911
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations               $2,076,045
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets
                                                   Six months
                                                     ended          Year ended
                                                   April 30,        October 31,
                                                     2003*             2002
-----------------------------------------------------------------------------
Decrease in net assets
-----------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------
Net investment loss                               $(601,866)      $(1,503,651)
-----------------------------------------------------------------------------
Net realized loss on investments                 (4,670,045)      (11,906,349)
-----------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                     7,347,956          (898,909)
-----------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                  2,076,045       (14,308,909)
-----------------------------------------------------------------------------

Distributions to common
shareholders: (Note 1)
-----------------------------------------------------------------------------
From net investment income                               --          (132,237)
-----------------------------------------------------------------------------
Return of capital                                        --            (3,502)
-----------------------------------------------------------------------------

Capital share transactions:
Proceeds from shares issued                         348,481         7,019,410
-----------------------------------------------------------------------------
Reinvestment of distributions                            --            94,256
-----------------------------------------------------------------------------
Cost of shares repurchased (Note 5)              (4,312,459)       (4,894,907)
-----------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                               (3,963,978)        2,218,759
-----------------------------------------------------------------------------
Total decrease in net assets                     (1,887,933)      (12,225,889)
-----------------------------------------------------------------------------

Net assets
-----------------------------------------------------------------------------
Beginning of period                              73,682,047        85,907,936
-----------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $601,866
and $--, respectively)                          $71,794,114       $73,682,047
-----------------------------------------------------------------------------

Number of fund shares
-----------------------------------------------------------------------------
Shares outstanding at beginning
of period                                         3,897,584         3,827,683
-----------------------------------------------------------------------------
Shares issued                                        18,823           303,850
-----------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                            --             3,942
-----------------------------------------------------------------------------
Shares repurchased (Note 5)                        (234,197)         (237,891)
-----------------------------------------------------------------------------
Shares outstanding at end of period               3,682,210         3,897,584
-----------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.



Statement of cash flows

For the six months ended April 30, 2003 (Unaudited)
-----------------------------------------------------------------------------

Increase in cash
-----------------------------------------------------------------------------
Cash flows from operating activities:
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $ 2,076,045
-----------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating and
investing activities:
-----------------------------------------------------------------------------
Purchase of investment securities                                 (31,408,885)
-----------------------------------------------------------------------------
Proceeds from disposition of investment securities                 32,818,741
-----------------------------------------------------------------------------
Sale of short-term investment securities, net                       3,597,500
-----------------------------------------------------------------------------
Decrease in dividends and interest receivable                           1,557
-----------------------------------------------------------------------------
Increase in receivables for securities sold                        (1,141,539)
-----------------------------------------------------------------------------
Increase in payable for securities purchased                          910,416
-----------------------------------------------------------------------------
Decrease in payable for shareholder servicing fees                    (42,527)
-----------------------------------------------------------------------------
Decrease in payable for compensation of Manager                       (43,232)
-----------------------------------------------------------------------------
Decrease in payable for investor servicing and custodian fees          (1,338)
-----------------------------------------------------------------------------
Decrease in payable for administration services                        (5,999)
-----------------------------------------------------------------------------
Decrease in other accrued expenses                                   (114,560)
-----------------------------------------------------------------------------
Net realized loss on investments                                    4,670,045
-----------------------------------------------------------------------------
Net unrealized appreciation on investments during the period       (7,347,956)
-----------------------------------------------------------------------------
Net cash used in operating and investing activities                 3,968,268
-----------------------------------------------------------------------------
Cash flows from financing activities:
-----------------------------------------------------------------------------
Proceeds from shares sold                                             344,957
-----------------------------------------------------------------------------
Payment of shares redeemed                                         (4,312,459)
-----------------------------------------------------------------------------
Cash distributions paid                                                    --
-----------------------------------------------------------------------------
Net cash provided by financing activities                          (3,967,502)
-----------------------------------------------------------------------------
Net increase in cash                                                      766
-----------------------------------------------------------------------------
Cash balance, beginning of period                                         173
-----------------------------------------------------------------------------
Cash balance, end of period                                              $939
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

                                     Six months
                                          ended                              For the period
Per-share                              April 30               Year ended      July 30, 2001+
operating performance                (Unaudited)                 Oct. 31         to Oct. 31
-------------------------------------------------------------------------------------------
                                           2003                     2002               2001
-------------------------------------------------------------------------------------------
Net asset value, beginning of period     $18.91                   $22.44             $23.88
-------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------
Net investment income (loss) (a)(b)        (.16)                    (.38)                --(e)
-------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .75                    (3.11)             (1.44)
-------------------------------------------------------------------------------------------
Total from  investment operations           .59                    (3.49)             (1.44)
-------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------
From net investment income                   --                     (.04)                --
-------------------------------------------------------------------------------------------
From return of capital                       --                       --(e)              --
-------------------------------------------------------------------------------------------
Total distributions                          --                     (.04)                --
-------------------------------------------------------------------------------------------
Net asset value, end of period           $19.50                   $18.91             $22.44
-------------------------------------------------------------------------------------------
Total return at  net asset
value (%)(c)                               3.12*                  (15.61)             (6.03)*
-------------------------------------------------------------------------------------------

Ratios and supplemental data
Net assets, end of period
(in thousands)                          $71,794                  $73,682            $85,908
-------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets (%)(b)(d)                            .94*                    2.21                .58*
-------------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets (%) (b)                 (.86)*                  (1.76)                --*
-------------------------------------------------------------------------------------------
Portfolio turnover rate (%)               45.65*                  102.88              11.20*
-------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period (Note 2).
    As a result of such limitation, expenses of the fund for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 reflect a reduction of 0.05%, 0.07%, and 0.04%, respectively, based on average net assets.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements. (Note 2)

(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.




Notes to financial statements
April 30, 2003 (Unaudited)

Note 1 Significant accounting policies
----------------------------------------------------------------------

TH Lee, Putnam Emerging Opportunities Portfolio (the "fund "), is a series of TH Lee, Putnam Investment Trust (the "trust ") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing at least 80% of its total assets in publicly traded growth stocks and privately issued venture capital investments. The fund may invest up to 50% of its portfolio in private equity investments as well as up to 5% of its assets in private equity funds.

The fund offers its shares at net asset value plus a maximum front-end sales charge of 4.50%. The fund provides a limited degree of liquidity to its shareholders by conducting quarterly repurchase offers. In each repurchase offer, the fund intends to repurchase 5% of its outstanding shares at their net asset value. The fund may also, at any time, conduct additional sales of its shares to Qualified Investors, as defined in the Investment Advisors Act of 1940.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation

Investments for which market quotations are readily available are valued at the last reported sales price on its principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities; such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the "Manager"), a subsidiary of Putnam, LLC ("Putnam") and TH Lee, Putnam Capital, LLC (a joint venture of Putnam and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and may adjust its value based on such factors as the financial and/or operating results, the general developments in the issuer's business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Repurchase agreements

The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. The Manager is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

C) Security transactions and related investment income

Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Federal taxes

It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2002, the fund had a capital loss carryover of approximately $13,322,000 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover       Expiration
-------------------------------------
  $1,399,000         October 31, 2009
  11,923,000         October 31, 2010

The aggregate identified cost on a tax basis is $69,494,190, resulting in gross unrealized appreciation and depreciation of $7,527,525 and $4,716,642, respectively, or net unrealized appreciation of $2,810,883.

E) Distributions to shareholders

Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Deal related costs

Deal related costs are comprised primarily of legal and consulting costs incurred in connection with private equity investment transactions of the fund, whether or not consummated. Deal related costs that are attributable to existing private equity securities are added to the cost basis of the investments. All other deal related costs are expensed as incurred.

G) Statement of Cash Flows

The cash amount shown in the Statement of cash flows is the amount reported as cash in the fund's Statement of assets and liabilities and represents cash on hand at its custodian and does not include any short-term investments at April 30, 2003.

Note 2 Management fee, administrative services and other transactions
----------------------------------------------------------------------

The fund has entered into a Management Contract with the Manager. As compensation for the services rendered and expenses borne by the Manager, the fund pays the Manager a fee at an annual rate of 1.20% of the average daily net assets of the fund, computed daily and payable monthly.

In addition, the fund will accrue daily a liability for incentive fees payable equal to 20% of the realized and unrealized gains less realized and unrealized losses on the fund's private equity holdings. The fund will not accrue an incentive fee unless all realized and unrealized losses from prior periods have been offset by realized (and, where applicable unrealized) gains. The fund will pay annually, on December 31, to the Manager a fee equal to 20% of the aggregate incentive fee base, calculated from the commencement of the fund's operations, less the cumulative amount of the incentive fee paid to the Manager in previous periods. The incentive fee base for a private equity security equals realized gains less realized and unrealized losses until the issuer of the security has completed an initial public offering and any applicable lock-up period has expired and, thereafter, equals realized and unrealized gains less realized and unrealized losses. In the case of private equity funds, the incentive fee base equals the sum of all amounts that are actually distributed to the fund less realized and unrealized losses. The fund does not pay any incentive fee on a private equity holding until the fund sells the holding or the holding becomes freely sellable. For the six months ended April 30, 2003, there was $13,369 payable for incentive fees included in the compensation of manager amount on the Statement of operations.

The Manager has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2003, to the extent that expenses of the fund (exclusive of the incentive fee, interest expense on any borrowings, offering costs and any extraordinary expenses) exceed an annual rate of 1.85% of its average daily net assets.

The fund has entered into an Administrative Services Contract with Putnam Fiduciary Trust Company ("PFTC "), an affiliate of the Manager, to provide administrative services, including fund accounting and the pricing of the fund shares. As compensation for the services, the fund pays PFTC a fee at an annual rate of 0.10% of the average daily net assets of the fund, computed daily and payable monthly.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2003, the fund's expenses were reduced by $490 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee of $25,000. Trustees receive additional fees for attendance at certain committee meetings.

The fund intends to pay compensation to selected brokers and dealers that are not affiliated with the fund, the Manager or Putnam, that hold shares for their customers in accordance with the shareholder servicing agreements between the fund and the brokers and dealers. The shareholder servicing fee is accrued daily and payable quarterly at an annual rate of 0.25% of the average daily net assets attributable to outstanding shares beneficially owned by customers of the brokers and dealers.

For the six months ended April 30, 2003, Putnam Retail Management, acting as underwriter received net commissions of $1,067 from the sale of common shares.

Note 3 Purchases and sales of securities
----------------------------------------------------------------------

During the six months ended April 30, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $31,408,885 and $32,818,741, respectively. There were no purchases and sales of U.S. government obligations.

Note 4 Transactions with affiliated issuers
----------------------------------------------------------------------

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:


Name of Affiliates  Purchase Cost  Sales Cost  Dividend Income  Market Value
----------------------------------------------------------------------------
Refractec           $3,000,000     $--         $--              $3,000,000
----------------------------------------------------------------------------

Market value amounts are shown for issues that are affiliated at period end.


Note 5 Share repurchase
----------------------------------------------------------------------

To provide liquidity to the shareholders, the fund has a policy of making offers to repurchase a portion of its shares on a quarterly basis, in January, April, July and October of each year. Repurchase offers are made for at least 5% but no more than 25% of the fund's then outstanding shares at net asset value. Repurchase offers are scheduled to commence each quarter and be completed the following month. The fund repurchased the following:

Date                           Shares                   Amount
--------------------------------------------------------------------------
November 2002                  120,555                  $2,294,184
February 2003                  113,642                   2,018,275
--------------------------------------------------------------------------

At April 30, 2003, the Manager owned 209,687 shares of the fund (5.7% of shares outstanding) valued at $4,088,897.



--------------------
Not FDIC Insured
--------------------
May Lose Value
--------------------
No Bank Guarantee
--------------------


Fund information

INVESTMENT MANAGER

TH Lee, Putnam Capital Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Sullivan & Cromwell

TRUSTEES

Steven Spiegel
Chairman

Joseph L. Bower

John A. Hill

Stephen B. Kay

Thomas H. Lee

OFFICERS

Steven Spiegel
President

Linwood E. Bradford
Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Vice President

Amrit Kanwal
Vice President and Treasurer

Charles A. Ruys de Perez
Vice President

William H. Woolverton
Vice President and Clerk



TH Lee Putnam Capital
7 Shattuck Road
Andover, Massachusetts 01810

88658  2WX  6/03



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: June 24, 2003


By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 24, 2003